SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Jun. 30, 2021 USD ($) segment	Jun. 30, 2020 USD ($)
Number of Reportable Segments | segment	1
Property, Plant and Equipment, Salvage Value, Percentage	3.00%
Impairment of long lived assets | $	$ 0	$ 0
Customer Concentration Risk [Member] | Revenue from Rights Concentration Risk [Member]
Concentration Risk, Customer	three	two
Customer Concentration Risk [Member] | Revenue from Rights Concentration Risk [Member] | Capital Lease Obligations [Member]
Concentration Risk, Customer	three	two
Customer One Concentration Risk [Member] | Revenue from Rights Concentration Risk [Member] | Capital Lease Obligations [Member]
Concentration Risk, Percentage	70.00%	40.00%
Customer One Concentration Risk [Member] | Three customer [Member] | Revenue from Rights Concentration Risk [Member]
Concentration Risk, Percentage	63.00%	50.00%
Customer Two Concentration Risk [Member] | Revenue from Rights Concentration Risk [Member] | Capital Lease Obligations [Member]
Concentration Risk, Percentage	17.00%	13.00%
Customer Two Concentration Risk [Member] | Three customer [Member] | Revenue from Rights Concentration Risk [Member]
Concentration Risk, Percentage	19.00%	14.00%
Customer Three Concentration Risk [Member] | Revenue from Rights Concentration Risk [Member] | Capital Lease Obligations [Member]
Concentration Risk, Percentage	13.00%
Customer Three Concentration Risk [Member] | Three customer [Member] | Revenue from Rights Concentration Risk [Member]
Concentration Risk, Percentage	14.00%